Schedule of Accrued Expenses (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Accrued Expenses
Accrued expenses	$ 477,144	$ 310,835
Salaries payable	34,704	145,305
Current accrued expenses	511,848	456,140
Salaries payable	76,504	1,117,033
Non-Current accrued expenses	$ 76,504	$ 1,117,033